Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 407	$ 627
Short-term investments	23	29
Short-term restricted cash and investments	679	657
Customer accounts receivable, net of allowance for doubtful accounts of $7 and $2 at December 31, 2016 and 2015, respectively	777	700
Deposits Assets	55,150	51,169
Prepaid expenses and other current assets	97	131
Total current assets	57,133	53,313
Property and equipment, net	1,129	1,037
Other noncurrent assets:
Goodwill	12,291	12,079
Other intangible assets, net	10,420	10,758
Long-term restricted cash	264	263
Long-term investments	432	299
Other noncurrent assets	23,741	23,637
Other noncurrent assets	334	238
Total assets	82,003	77,987
Current liabilities:
Accounts payable and accrued liabilities	388	398
Section 31 Fees Payable, Current	131	116
Accrued salaries and benefits	230	215
Deferred Revenue, Current	114	98
Current portion of long-term debt	2,493	2,591
Deposit Liability, Current	55,150	51,169
Other current liabilities	111	156
Total current liabilities	58,617	54,743
Non-current liabilities:
Noncurrent deferred tax liability, net	2,958	2,837
Long-term debt	3,871	4,717
Accrued employee benefits	430	478
Long-term debt	6,364
Other noncurrent liabilities	337	337
Total noncurrent liabilities	7,596	8,369
Total liabilities	66,213	63,112
Redeemable non-controlling interest	36	35
Commitments and contingencies
IntercontinentalExchange Group, Inc. shareholders’ equity:
Preferred stock, $0.01 par value; 100 shares authorized; no shares issued or outstanding at December 31, 2016 and 2015	0	0
Common stock, $0.01 par value; 1,500 shares authorized; 596 and 595 shares issued and outstanding at December 31, 2016, respectively, and 628 and 594 shares issued and outstanding at December 31, 2015, respectively	6	6
Treasury stock, at cost; 1 and 34 shares at December 31, 2016 and 2015, respectively	(40)	(1,448)
Additional paid-in capital	11,306	12,290
Retained earnings	4,789	4,148
Accumulated other comprehensive loss	(344)	(188)
Total IntercontinentalExchange Group, Inc. shareholders’ equity	15,717	14,808
Non-controlling interest in consolidated subsidiaries	37	32
Total equity	15,754	14,840
Total liabilities and equity	$ 82,003	$ 77,987